Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Current assets:
Cash and cash equivalents	$ 91,735	$ 67,211	$ 14,542
Accounts receivable, net	8,962	8,415	3,763
Inventories	114,765	98,382	63,618
Prepaid expenses and other current assets	14,078	4,521	5,661
Deferred income tax asset	9,728	24,592	15,880
Total current assets	239,268	203,121	103,464
Property and equipment, net of accumulated depreciation	348,177	303,166	221,343
Intangible assets, net of accumulated amortization	195,790	196,772	190,423
Goodwill	368,078	368,078	199,399
Other assets	13,118	9,521	3,770
Deferred income tax asset	17,372	22,578	43,247
Total assets	1,181,803	1,103,236	761,646
Current liabilities:
Accounts payable	117,430	82,721	53,945
Accrued salaries and benefits	20,928	21,397	12,874
Other accrued liabilities	26,201	27,561	21,000
Current portion of capital and financing lease obligations	2,676	3,379	2,248
Current portion of long-term debt	5,684	1,788	573
Total current liabilities	172,919	136,846	90,640
Long-term capital and financing lease obligations	117,632	104,260	73,161
Long-term debt	346,094	424,756	294,191
Other long-term liabilities	59,524	50,619	36,201
Total liabilities	696,169	716,481	494,193
Commitments and contingencies
Stockholders' equity:
Undesignated preferred stock; $0.001 par value; 10,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.001 par value; 200,000,000 shares authorized, 110,000,000 shares issued and outstanding, January 1, 2012; 125,956,721 shares issued and outstanding, December 30, 2012;146,433,944 shares issued and outstanding, September 29, 2013	146	126	110
Additional paid-in capital	460,271	395,480	295,694
Retained earnings (accumulated deficit)	25,217	(8,851)	(28,351)
Total stockholders' equity	485,634	386,755	267,453
Total liabilities and stockholders' equity	$ 1,181,803	$ 1,103,236	$ 761,646